Federated Clover Small Value Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER VSFAX)
CLASS C SHARES (TICKER VSFCX)
CLASS R SHARES (TICKER VSFRX)
INSTITUTIONAL SHARES (TICKER VSFIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2014
Please remove all references in the above-referenced documents to Lawrence R. Creatura.
November 23, 2015
Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452953 (11/15)
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